EMPLOYEE BENEFIT PLANS - Rollforward of actuarial liability (Details) - Defined benefit plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rollforward of actuarial liability
Beginning balance	R$ 785,045	R$ 736,179
Interest on actuarial liabilities	55,849	53,092
Actuarial loss	(119,642)	33,843
Employee contribution		(88)
Exchange rate variation	37	487
Benefits paid	(46,131)	(38,468)
Ending balance	R$ 675,158	R$ 785,045